Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Balance Sheet Information Related To Operating Leases
The balance sheet information related to our operating leases were as follows as of December 31, 2021 and 2020:

	Classification on the Consolidated Balance Sheet	December 31, 2021	December 31, 2020
Assets:
Operating lease	Other assets	$2,314	$2,678
Liabilities:
Operating lease	Accrued expenses and other liabilities	$2,314	$2,678

Summary of Cost Components of Operating Leases
The cost components of our operating leases were as follows for the periods ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Lease cost
Operating lease cost	$427	$499
Short-term lease cost	161	304
Sublease income	(29)	(26)

Total lease cost	$559	$777

Summary of Maturity of Operating Lease Liabilities
Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2022	$420
2023	414
2024	406
2025	308
2026	258
Thereafter	728

Total lease payments	$2,534
Less: Imputed Interest	220

Present value of lease liabilities	$2,314

Summary of Weighted Average Remaining Lease Terms And Discount Rates For Operating Leases
The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2021:

Weighted-average remaining lease term - operating leases (years)	5.60
Weighted-average discount rate - operating leases	2.82%